Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Intrinsic Opportunities Fund

October 31, 2020

ZTO-QTLY-1220
1.9881589.103

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	2,541	$144,812
Entertainment - 0.0%
GAMEVIL, Inc. (a)	7	187
Interactive Media & Services - 0.6%
Cars.com, Inc. (a)	1,275	9,422
Kakaku.com, Inc.	231	6,105
YY, Inc. ADR	1,326	121,170
Zappallas, Inc. (a)	2,306	9,615
ZIGExN Co. Ltd.	827	2,461
		148,773
Media - 3.0%
AMC Networks, Inc. Class A (a)	271	5,759
Comcast Corp. Class A	7,844	331,331
Corus Entertainment, Inc. Class B (non-vtg.)	710	1,876
Discovery Communications, Inc.:
Class A (a)(b)	5,745	116,279
Class B (a)	38	1,198
DISH Network Corp. Class A (a)	233	5,939
DMS, Inc.	455	5,797
F@N Communications, Inc.	1,290	5,777
Gendai Agency, Inc.	1,954	5,170
Hyundai HCN	5,719	15,785
Ipsos SA	7	172
ITE Group PLC	676	447
Nippon BS Broadcasting Corp.	415	4,235
Nippon Television Network Corp.	303	3,197
Omnicom Group, Inc.	228	10,762
Pico Far East Holdings Ltd.	17,939	2,592
Proto Corp.	200	2,154
Television Broadcasts Ltd.	2,700	2,166
ViacomCBS, Inc.:
Class A	1,393	41,595
Class B	6,850	195,705
WOWOW INC.	562	14,817
		772,753
Wireless Telecommunication Services - 0.2%
Okinawa Cellular Telephone Co.	1,126	45,092

TOTAL COMMUNICATION SERVICES		1,111,617

CONSUMER DISCRETIONARY - 19.1%
Auto Components - 5.6%
Adient PLC (a)	2,762	58,610
Burelle SA	2	1,188
Cooper Tire & Rubber Co.	577	19,843
Cooper-Standard Holding, Inc. (a)	617	9,681
DaikyoNishikawa Corp.	2,262	12,538
DongAh Tire & Rubber Co. Ltd.	39	313
DTR Automotive Corp.	97	1,887
Eagle Industry Co. Ltd.	700	5,569
Fukoku Co. Ltd.	548	3,421
G-Tekt Corp.	6,249	70,410
Gentex Corp.	562	15,551
Hi-Lex Corp.	480	5,071
Hyundai Mobis	2,099	419,641
IJT Technology Holdings Co. Ltd.	3,273	14,692
INFAC Corp.	71	289
Lear Corp.	3,867	467,172
Linamar Corp.	6,026	196,977
Murakami Corp.	65	1,612
Piolax, Inc.	1,100	16,136
Seoyon Co. Ltd.	731	5,878
Seoyon E-Hwa Co., Ltd.	1,084	4,231
Stanley Electric Co. Ltd.	200	5,696
Strattec Security Corp.	63	1,830
TBK Co. Ltd.	400	1,602
The Furukawa Battery Co. Ltd.	244	2,503
TPR Co. Ltd.	1,790	21,434
Yorozu Corp.	4,351	46,990
		1,410,765
Distributors - 0.1%
Doshisha Co. Ltd.	702	12,917
Harima-Kyowa Co. Ltd.	349	5,562
Nakayamafuku Co. Ltd.	537	2,476
Yagi & Co. Ltd.	1,019	13,925
Yamae Hisano Co.	137	1,585
		36,465
Diversified Consumer Services - 0.5%
Cross-Harbour Holdings Ltd.	2,589	4,609
Heian Ceremony Service Co. Ltd.	953	7,384
Kukbo Design Co. Ltd.	494	6,676
MegaStudy Co. Ltd.	2,610	26,442
MegaStudyEdu Co. Ltd.	2,515	76,716
Multicampus Co. Ltd.	135	4,311
Tsukada Global Holdings, Inc.	2,246	5,198
		131,336
Hotels, Restaurants & Leisure - 0.2%
Betsson AB (B Shares)	333	2,541
Brinker International, Inc.	107	4,659
Hiday Hidaka Corp.	501	8,165
Kura Sushi, Inc.	202	12,183
The Cheesecake Factory, Inc.	111	3,299
The Restaurant Group PLC	40,300	21,145
		51,992
Household Durables - 2.6%
Ace Bed Co. Ltd.	577	20,375
Avantia Co. Ltd.	1,354	11,048
Cuckoo Holdings Co. Ltd.	68	5,481
Emak SpA (a)	3,041	2,886
FJ Next Co. Ltd.	2,474	21,765
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	15,137	132,855
Hamilton Beach Brands Holding Co.:
Class A	237	5,226
Class B	104	2,293
Helen of Troy Ltd. (a)	884	167,606
Iida Group Holdings Co. Ltd.	257	4,650
Mohawk Industries, Inc. (a)	1,448	149,419
Q.E.P. Co., Inc. (a)	24	504
Sanei Architecture Planning Co. Ltd.	738	12,163
Taylor Morrison Home Corp. (a)	5,068	109,469
		645,740
Internet & Direct Marketing Retail - 0.0%
Aucnet, Inc.	252	3,350
CROOZ, Inc. (a)	100	1,300
Hyundai Home Shopping Network Corp.	7	437
NS Shopping Co. Ltd.	30	324
		5,411
Leisure Products - 0.1%
Mars Group Holdings Corp.	1,196	18,358
Multiline Retail - 0.3%
Big Lots, Inc.	207	9,853
Grazziotin SA	880	4,415
Lifestyle China Group Ltd. (a)	26,833	3,530
Lifestyle International Holdings Ltd. (a)	26,283	20,579
Macy's, Inc. (b)	1,647	10,228
Ryohin Keikaku Co. Ltd.	206	4,324
Treasure Factory Co. Ltd.	1,972	12,865
Watts Co. Ltd.	186	1,412
		67,206
Specialty Retail - 8.6%
ABC-MART, Inc.	45	2,283
Arc Land Sakamoto Co. Ltd.	1,106	21,308
AT-Group Co. Ltd.	2,039	26,049
AutoNation, Inc. (a)	1,326	75,224
Best Buy Co., Inc.	1,657	184,838
Dick's Sporting Goods, Inc.	57	3,229
Foot Locker, Inc.	2,172	80,103
Fuji Corp.	1,699	33,788
GameStop Corp. Class A (a)	15,419	161,437
Genesco, Inc. (a)	959	16,993
Goldlion Holdings Ltd.	20,919	4,236
Guess?, Inc.	11,102	130,782
Handsman Co. Ltd.	1,692	28,219
Hibbett Sports, Inc. (a)	2,983	112,787
Hour Glass Ltd.	48,700	24,967
JB Hi-Fi Ltd.	1,634	54,601
John David Group PLC	69,603	668,345
K's Holdings Corp.	4,187	53,472
Ku Holdings Co. Ltd.	1,413	10,463
Leon's Furniture Ltd.	488	6,809
Lookers PLC (c)	3,142	855
Mandarake, Inc.	100	453
Mitsui & Associates Telepark Corp.	67	1,232
Nafco Co. Ltd.	200	4,398
Nitori Holdings Co. Ltd.	218	44,811
Nojima Co. Ltd.	83	2,329
Oriental Watch Holdings Ltd.	4,000	1,254
Padini Holdings Bhd	5,800	2,907
Sacs Bar Holdings, Inc.	789	4,093
Sally Beauty Holdings, Inc. (a)	7,476	62,574
Samse SA	87	14,185
Silvano Fashion Group A/S (a)	7	11
SuperGroup PLC	326	761
The Buckle, Inc.	2,306	55,252
Tokatsu Holdings Co. Ltd.	494	1,884
Truworths International Ltd.	228	440
Urban Outfitters, Inc. (a)	4,143	92,555
Vita Group Ltd.	18	13
Williams-Sonoma, Inc.	1,988	181,325
		2,171,265
Textiles, Apparel & Luxury Goods - 1.1%
Best Pacific International Holdings Ltd.	67,675	11,610
Capri Holdings Ltd. (a)	6,242	132,455
Embry Holdings Ltd.	1,000	129
Fossil Group, Inc. (a)	4,949	28,259
Gildan Activewear, Inc.	143	2,962
Grendene SA	300	419
Hagihara Industries, Inc.	306	4,363
Magni-Tech Industries Bhd	18,180	10,133
PVH Corp.	224	13,057
Sakai Ovex Co. Ltd.	460	8,193
Sitoy Group Holdings Ltd.	19,000	907
Tapestry, Inc.	2,033	45,194
Ted Baker PLC	10,173	13,482
Texwinca Holdings Ltd.	2,000	302
Youngone Holdings Co. Ltd.	176	5,537
Yue Yuen Industrial (Holdings) Ltd.	3,097	5,041
		282,043

TOTAL CONSUMER DISCRETIONARY		4,820,581

CONSUMER STAPLES - 4.5%
Beverages - 0.9%
A.G. Barr PLC	967	5,907
Britvic PLC	15,397	147,207
C&C Group PLC (United Kingdom)	663	1,390
Jinro Distillers Co. Ltd.	1,105	30,094
Lucas Bols BV (d)	192	1,641
Olvi PLC (A Shares)	239	12,498
Spritzer Bhd	200	90
Willamette Valley Vineyards, Inc. (a)	3	18
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	14,022	25,093
		223,938
Food & Staples Retailing - 1.5%
Amsterdam Commodities NV	1,421	29,624
Belc Co. Ltd.	100	6,139
Daiichi Co. Ltd.	569	4,329
Dong Suh Companies, Inc.	1,130	28,767
Genky DrugStores Co. Ltd.	910	37,476
Halows Co. Ltd.	193	6,063
MARR SpA	1,591	21,568
Nihon Chouzai Co. Ltd.	239	3,861
OM2 Network Co. Ltd.	425	5,049
Qol Holdings Co. Ltd.	331	3,610
Retail Partners Co. Ltd.	1,259	16,937
Satoh & Co. Ltd.	108	1,501
Satsudora Holdings Co. Ltd.	750	14,347
Shoei Foods Corp.	100	3,630
Valor Holdings Co. Ltd.	1,384	34,095
Walgreens Boots Alliance, Inc.	4,419	150,423
		367,419
Food Products - 1.6%
Ajinomoto Malaysia Bhd	3,634	12,836
Armanino Foods of Distinction	402	862
Bell AG	97	24,595
Binggrea Co. Ltd.	10	490
Cal-Maine Foods, Inc. (a)	245	9,396
Carr's Group PLC	9,688	12,551
Changshouhua Food Co. Ltd. (a)	24,228	12,626
Cranswick PLC	992	41,356
Delfi Ltd.	32,952	15,454
Fresh Del Monte Produce, Inc.	1,405	30,250
Ingredion, Inc.	1,557	110,376
JC Comsa Corp.	414	1,889
Kaneko Seeds Co. Ltd.	398	5,768
Kaveri Seed Co. Ltd. (a)	527	3,580
Lassonde Industries, Inc. Class A (sub. vtg.)	120	13,691
London Biscuits Bhd (a)(c)	3,375	16
Pickles Corp.	215	5,778
Prima Meat Packers Ltd.	2,752	78,523
S Foods, Inc.	600	19,983
Thai President Foods PCL	364	2,288
Thai Wah PCL	300	33
Toyo Sugar Refining Co. Ltd.	631	7,532
Tyson Foods, Inc. Class A	48	2,747
Valsoia SpA	42	619
		413,239
Personal Products - 0.2%
Asaleo Care Ltd.	682	454
Hengan International Group Co. Ltd.	8,729	60,520
		60,974
Tobacco - 0.3%
KT&G Corp.	679	48,377
Scandinavian Tobacco Group A/S (d)	952	13,456
		61,833

TOTAL CONSUMER STAPLES		1,127,403

ENERGY - 5.8%
Energy Equipment & Services - 0.2%
AKITA Drilling Ltd. Class A (non-vtg.) (a)	170	38
Championx Corp. (a)	2,106	18,385
Geospace Technologies Corp. (a)	730	3,745
Liberty Oilfield Services, Inc. Class A	1,530	10,220
Oil States International, Inc. (a)	4,578	11,399
Prosafe ASA (a)	68	7
Smart Sand, Inc. (a)	617	790
Solaris Oilfield Infrastructure, Inc. Class A	428	2,538
Subsea 7 SA (a)	155	1,021
Tidewater, Inc. (a)	89	522
Tidewater, Inc. warrants 11/14/24 (a)	50	13
		48,678
Oil, Gas & Consumable Fuels - 5.6%
Alvopetro Energy Ltd. (a)	4,657	2,307
Baytex Energy Corp. (a)	7,799	2,312
Beach Energy Ltd.	4,064	3,370
Berry Petroleum Corp.	165	432
Birchcliff Energy Ltd.	15,693	22,380
Bonanza Creek Energy, Inc. (a)	2,754	48,773
Bonterra Energy Corp.	617	523
Cenovus Energy, Inc. (Canada)	190	622
China Petroleum & Chemical Corp.:
(H Shares)	497,171	194,131
sponsored ADR (H Shares)	87	3,422
CNOOC Ltd.	1,090	997
ConocoPhillips Co.	3,314	94,847
CONSOL Energy, Inc. (a)	534	2,024
Delek U.S. Holdings, Inc.	905	9,104
Denbury, Inc. warrants 9/18/23 (a)	92	178
EQT Corp.	2,996	45,359
Equitrans Midstream Corp.	337	2,447
HollyFrontier Corp.	1,092	20,213
Husky Energy, Inc.	17,130	44,101
Imperial Oil Ltd.	1,659	22,065
International Seaways, Inc.	137	1,855
Marathon Oil Corp.	967	3,829
Motor Oil (HELLAS) Corinth Refineries SA	698	6,503
Murphy Oil Corp.	8,838	68,229
NACCO Industries, Inc. Class A	370	7,211
Oil & Natural Gas Corp. Ltd.	165,725	144,233
Oil India Ltd.	12	14
Ovintiv, Inc.	4,500	41,400
PDC Energy, Inc. (a)	899	10,716
Peyto Exploration & Development Corp.	21,608	46,709
QEP Resources, Inc.	3,204	2,884
S-Oil Corp.	27	1,301
San-Ai Oil Co. Ltd.	390	3,932
Seven Generations Energy Ltd. (a)	335	1,187
Sinopec Kantons Holdings Ltd.	14,943	5,397
Southwestern Energy Co. (a)	111,278	297,112
Star Petroleum Refining PCL	6,058	1,030
Thai Oil PCL (For. Reg.)	1,393	1,530
Total SA sponsored ADR	8,176	247,978
Tsakos Energy Navigation Ltd.	172	1,336
Unit Corp. (a)(c)	9,276	376
World Fuel Services Corp.	530	11,157
		1,425,526

TOTAL ENERGY		1,474,204

FINANCIALS - 15.3%
Banks - 2.2%
Bar Harbor Bankshares	807	16,479
Camden National Corp.	101	3,229
Central Valley Community Bancorp	17	219
Citizens Financial Services, Inc.	34	1,496
Community Trust Bancorp, Inc.	90	2,864
Credit Agricole Atlantique Vendee	9	974
East West Bancorp, Inc.	2,265	82,627
F & M Bank Corp.	308	6,776
First Hawaiian, Inc.	270	4,660
Gunma Bank Ltd.	11,935	37,864
Hirogin Holdings, Inc.	1,944	10,580
NIBC Holding NV (a)(d)	2,281	19,632
Nordea Bank ABP (Stockholm Stock Exchange)	69	518
OFG Bancorp	4,045	58,208
Ogaki Kyoritsu Bank Ltd.	100	2,231
San ju San Financial Group, Inc.	565	7,060
Shinsei Bank Ltd.	1,575	18,950
Skandiabanken ASA (d)	1,777	11,261
Sparebank 1 Oestlandet	2,230	19,878
Sumitomo Mitsui Financial Group, Inc.	6,629	183,503
Texas Capital Bancshares, Inc. (a)	457	20,565
The Keiyo Bank Ltd.	1,093	4,922
The San-In Godo Bank Ltd.	3,964	19,950
Unicaja Banco SA (d)	12,067	7,680
Van Lanschot NV (Bearer)	55	1,102
Yamaguchi Financial Group, Inc.	3,697	24,049
		567,277
Capital Markets - 0.4%
ABG Sundal Collier ASA	1,023	544
Diamond Hill Investment Group, Inc.	38	5,204
Edify SA (a)(c)	7	399
Franklin Resources, Inc.	111	2,081
GAMCO Investors, Inc. Class A	314	3,862
Goldman Sachs Group, Inc.	331	62,572
Lazard Ltd. Class A	577	19,428
		94,090
Consumer Finance - 4.2%
Aeon Credit Service (Asia) Co. Ltd.	21,317	13,638
Cash Converters International Ltd. (a)	36,676	5,026
Discover Financial Services	7,515	488,550
Santander Consumer U.S.A. Holdings, Inc.	2,175	44,240
Synchrony Financial	20,772	519,715
		1,071,169
Diversified Financial Services - 1.2%
Fuyo General Lease Co. Ltd.	1,320	75,792
IBJ Leasing Co. Ltd.	385	9,814
NICE Holdings Co. Ltd.	617	9,811
Ricoh Leasing Co. Ltd.	2,288	61,356
Tokyo Century Corp.	2,983	146,252
		303,025
Insurance - 7.0%
AFLAC, Inc.	9,833	333,830
ASR Nederland NV	2,193	66,661
Db Insurance Co. Ltd.	3,535	137,902
Genworth Financial, Inc. Class A (a)	27,620	108,547
Hyundai Fire & Marine Insurance Co. Ltd.	1,173	24,107
Lincoln National Corp.	782	27,448
MetLife, Inc.	18,784	710,974
National Western Life Group, Inc.	56	9,499
NN Group NV	4,468	155,797
Power Corp. of Canada (sub. vtg.)	1,297	24,698
Principal Financial Group, Inc.	442	17,335
Prudential Financial, Inc.	535	34,251
Reinsurance Group of America, Inc.	1,106	111,728
Talanx AG	357	10,511
		1,773,288
Thrifts & Mortgage Finance - 0.3%
ASAX Co. Ltd.	2,388	16,370
Genworth MI Canada, Inc.	1,080	35,830
Genworth Mortgage Insurance Ltd.	7,604	9,123
Hingham Institution for Savings	27	5,453
		66,776

TOTAL FINANCIALS		3,875,625

HEALTH CARE - 21.8%
Biotechnology - 6.5%
Alexion Pharmaceuticals, Inc. (a)	1,049	120,782
Amgen, Inc.	3,093	670,995
Biogen, Inc. (a)	163	41,087
Cell Biotech Co. Ltd.	882	12,321
Essex Bio-Technology Ltd.	9,280	5,303
Gilead Sciences, Inc.	4,014	233,414
United Therapeutics Corp. (a)	4,198	563,498
		1,647,400
Health Care Equipment & Supplies - 0.6%
A&T Corp.	105	1,588
Fukuda Denshi Co. Ltd.	1,436	97,080
Medikit Co. Ltd.	116	3,408
Meridian Bioscience, Inc. (a)	107	1,835
Nakanishi, Inc.	559	9,975
Paramount Bed Holdings Co. Ltd.	150	5,779
St.Shine Optical Co. Ltd.	2,026	18,306
Value Added Technology Co. Ltd.	270	4,931
Vieworks Co. Ltd.	56	1,423
		144,325
Health Care Providers & Services - 13.2%
Anthem, Inc.	5,413	1,476,661
CVS Health Corp.	7,181	402,782
EBOS Group Ltd.	1,123	19,115
Humana, Inc.	991	395,686
Laboratory Corp. of America Holdings (a)	950	189,782
Quest Diagnostics, Inc.	828	101,132
Saint-Care Holding Corp.	849	5,332
Sigma Healthcare Ltd.	16,748	6,250
Tokai Corp.	803	15,665
Uchiyama Holdings Co. Ltd.	1,706	4,965
UnitedHealth Group, Inc.	1,988	606,618
Universal Health Services, Inc. Class B	1,016	111,303
		3,335,291
Health Care Technology - 0.1%
Pharmagest Interactive	231	23,675
Schrodinger, Inc.	128	6,244
		29,919
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	114	20,554
Pharmaceuticals - 1.3%
Apex Healthcare Bhd	4,805	3,728
Biofermin Pharmaceutical Co. Ltd.	198	4,500
Bristol-Myers Squibb Co.	1,215	71,017
Daito Pharmaceutical Co. Ltd.	474	18,108
Dawnrays Pharmaceutical Holdings Ltd.	64,252	7,293
DongKook Pharmaceutical Co. Ltd.	570	12,168
Genomma Lab Internacional SA de CV (a)	6,914	6,131
Jazz Pharmaceuticals PLC (a)	718	103,464
Korea United Pharm, Inc.	115	4,863
Lee's Pharmaceutical Holdings Ltd.	21,225	11,937
Luye Pharma Group Ltd. (d)	10,874	6,284
Nippon Chemiphar Co. Ltd.	183	4,478
PT Tempo Scan Pacific Tbk	300	26
Sanofi SA sponsored ADR	435	19,706
Taro Pharmaceutical Industries Ltd. (a)	752	44,090
Towa Pharmaceutical Co. Ltd.	1,029	19,058
Vetoquinol SA	7	660
Vivimed Labs Ltd. (a)	200	47
		337,558

TOTAL HEALTH CARE		5,515,047

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.0%
Magellan Aerospace Corp.	231	1,148
Moog, Inc. Class A	38	2,371
SIFCO Industries, Inc. (a)	25	89
The Lisi Group	3	49
Vectrus, Inc. (a)	132	5,217
		8,874
Air Freight & Logistics - 0.1%
AIT Corp.	2,075	19,919
CTI Logistics Ltd. (a)	304	123
Hub Group, Inc. Class A (a)	26	1,303
Onelogix Group Ltd.	2,727	308
SBS Co. Ltd.	596	13,584
		35,237
Building Products - 0.3%
InnoTec TSS AG	33	327
KVK Corp.	109	1,768
Nihon Dengi Co. Ltd.	759	24,584
Nihon Flush Co. Ltd.	136	1,754
Noda Corp.	690	4,593
Sekisui Jushi Corp.	1,665	33,621
		66,647
Commercial Services & Supplies - 0.3%
Asia File Corp. Bhd	11,521	5,029
Calian Technologies Ltd.	543	26,272
Civeo Corp. (a)	6,970	4,984
Loomis AB (B Shares)	119	2,657
Matsuda Sangyo Co. Ltd.	374	5,143
Mitie Group PLC	8,937	3,265
Secom Joshinetsu Co. Ltd.	45	1,466
VSE Corp.	665	19,258
		68,074
Construction & Engineering - 0.8%
Arcadis NV	2,159	50,290
Boustead Projs. Pte Ltd.	4,000	2,101
Boustead Singapore Ltd.	22,716	11,652
Geumhwa PSC Co. Ltd.	1	24
Hokuriku Electrical Construction Co. Ltd.	159	1,744
Kawasaki Setsubi Kogyo Co. Ltd.	383	1,814
Meisei Industrial Co. Ltd.	1,121	8,632
Mirait Holdings Corp.	109	1,552
Nippon Rietec Co. Ltd.	2,249	49,078
Raiznext Corp.	4,158	48,187
Seikitokyu Kogyo Co. Ltd.	1,337	9,928
Shinnihon Corp.	100	835
Sumitomo Densetsu Co. Ltd.	341	8,122
Watanabe Sato Co. Ltd.	78	1,502
		195,461
Electrical Equipment - 0.5%
Acuity Brands, Inc.	549	48,938
Aichi Electric Co. Ltd.	100	2,124
Aros Quality Group AB	2,048	43,959
Canare Electric Co. Ltd.	258	4,198
Hammond Power Solutions, Inc. Class A	771	3,328
Iwabuchi Corp.	20	1,007
Sensata Technologies, Inc. PLC (a)	197	8,611
Terasaki Electric Co. Ltd.	170	1,610
		113,775
Industrial Conglomerates - 0.1%
Lifco AB	166	12,144
Mytilineos SA	1,837	20,068
Reunert Ltd.	205	423
		32,635
Machinery - 0.8%
Conrad Industries, Inc. (a)	1	12
Crane Co.	45	2,284
Daihatsu Diesel Manufacturing Co. Ltd.	900	3,468
Daiwa Industries Ltd.	2,373	21,308
Estic Corp.	156	4,965
Fujimak Corp.	1,914	12,914
Fukushima Industries Corp.	193	7,223
Haitian International Holdings Ltd.	10,235	25,348
Hy-Lok Corp.	413	3,818
Ihara Science Corp.	463	7,342
Koike Sanso Kogyo Co. Ltd.	72	1,597
Krones AG	22	1,256
Nakanishi Manufacturing Co. Ltd.	536	4,797
Nansin Co. Ltd.	628	2,954
Sakura Rubber Co. Ltd.	100	4,260
Sansei Co. Ltd.	2,505	9,517
Semperit AG Holding (a)	688	17,628
SIMPAC, Inc.	5,408	10,823
Snap-On, Inc.	48	7,561
Teikoku Sen-I Co. Ltd.	1,196	30,072
The Hanshin Diesel Works Ltd.	78	1,394
TK Group Holdings Ltd.	83,081	24,648
Tocalo Co. Ltd.	936	9,330
		214,519
Marine - 0.2%
Japan Transcity Corp.	3,229	15,081
SITC International Holdings Co. Ltd.	17,810	27,476
		42,557
Professional Services - 0.5%
ABIST Co. Ltd.	611	15,577
Akka Technologies SA (a)	1,501	27,446
Bertrandt AG	404	13,857
Career Design Center Co. Ltd.	100	935
McMillan Shakespeare Ltd.	5,612	36,917
Robert Half International, Inc.	238	12,064
SHL-JAPAN Ltd.	321	7,449
TrueBlue, Inc. (a)	214	3,321
WDB Holdings Co. Ltd.	212	6,155
		123,721
Road & Rail - 0.7%
Autohellas SA	5,666	24,383
Daqin Railway Co. Ltd. (A Shares)	92,771	88,956
Hamakyorex Co. Ltd.	479	13,590
Higashi Twenty One Co. Ltd.	186	854
Kyushu Railway Co.	324	6,892
NANSO Transport Co. Ltd.	356	3,785
Nikkon Holdings Co. Ltd.	231	4,421
SENKO Co. Ltd.	645	5,768
Shin-Keisei Electric Railway Co. Ltd.	75	1,592
STEF-TFE Group (a)	244	17,903
Tohbu Network Co. Ltd.	278	2,478
Utoc Corp.	3,630	16,309
		186,931
Trading Companies & Distributors - 5.6%
Bergman & Beving AB (B Shares)	1,445	12,991
Canox Corp.	868	5,206
Chori Co. Ltd.	3,108	46,728
Daiichi Jitsugyo Co. Ltd.	52	1,851
Green Cross Co. Ltd.	1,200	10,888
HERIGE (a)	167	4,551
Houston Wire & Cable Co. (a)	2,632	7,238
Howden Joinery Group PLC	589	4,859
iMarketKorea, Inc.	7	53
Itochu Corp.	41,983	1,008,370
Kamei Corp.	4,524	45,694
Lumax International Corp. Ltd.	2,938	6,470
Meiwa Corp.	1,600	6,293
Mitani Shoji Co. Ltd.	1,466	92,439
Mitsubishi Corp.	3,073	68,563
Momentum Group AB Class B (a)	1,143	15,748
MSC Industrial Direct Co., Inc. Class A	53	3,692
Narasaki Sangyo Co. Ltd.	89	1,762
Nishikawa Keisoku Co. Ltd.	37	1,543
Pla Matels Corp.	500	2,671
Rasa Corp.	541	4,582
Sanyo Trading Co. Ltd.	137	1,261
Shinsho Corp.	250	4,250
Yamazen Co. Ltd.	176	1,725
Yuasa Trading Co. Ltd.	1,600	45,582
		1,405,010
Transportation Infrastructure - 0.1%
Anhui Expressway Co. Ltd. (H Shares)	7,299	3,502
Isewan Terminal Service Co. Ltd.	677	5,090
Meiko Transportation Co. Ltd.	148	1,603
Qingdao Port International Co. Ltd. (H Shares) (d)	36,132	20,507
		30,702

TOTAL INDUSTRIALS		2,524,143

INFORMATION TECHNOLOGY - 5.7%
Communications Equipment - 0.1%
F5 Networks, Inc. (a)	225	29,912
HF Co. (a)	153	761
		30,673
Electronic Equipment & Components - 0.9%
Avnet, Inc.	220	5,427
Daido Signal Co. Ltd.	848	4,699
Elematec Corp.	1,942	17,792
HAGIAWARA ELECTRIC Co. Ltd.	742	15,318
Kingboard Chemical Holdings Ltd.	18,279	61,775
Lacroix SA	163	4,423
Makus, Inc.	205	792
PAX Global Technology Ltd.	18,106	10,463
Redington India Ltd.	10,834	18,860
Riken Kieki Co. Ltd.	1,251	32,347
Simplo Technology Co. Ltd.	3,184	35,447
SYNNEX Corp.	111	14,612
Thinking Electronic Industries Co. Ltd.	3,609	13,687
		235,642
IT Services - 3.2%
Amdocs Ltd.	2,099	118,342
Avant Corp.	676	7,055
Cielo SA	8,843	5,194
Data#3 Ltd.	231	1,014
Dimerco Data System Corp.	1,115	2,089
E-Credible Co. Ltd.	575	12,194
eClerx Services Ltd.	287	2,675
Enea Data AB (a)	485	8,688
Estore Corp.	200	2,284
Future Corp.	1,634	27,970
IFIS Japan Ltd.	254	1,782
Korea Information & Communication Co. Ltd. (a)	566	4,156
Neurones	7	191
Nice Information & Telecom, Inc.	278	5,690
Persistent Systems Ltd.	1,040	16,175
Softcreate Co. Ltd.	102	4,480
Sopra Steria Group	1,060	125,922
Tessi SA (a)(b)	418	49,169
The Western Union Co.	21,544	418,815
		813,885
Semiconductors & Semiconductor Equipment - 0.1%
e-LITECOM Co. Ltd.	34	320
Miraial Co. Ltd.	1,346	15,714
Phison Electronics Corp.	1,250	12,955
		28,989
Software - 0.3%
Ebix, Inc.	501	9,048
InfoVine Co. Ltd.	43	681
Jastec Co. Ltd.	303	4,127
KPIT Cummins Infosystems Ltd.	4,066	9,771
KPIT Engineering Ltd.	1,100	1,393
KSK Co., Ltd.	373	7,422
Sinosoft Tech Group Ltd. (a)	9,956	1,477
System Research Co. Ltd.	101	1,523
Toho System Science Co. Ltd.	202	1,798
Uchida Esco Co. Ltd.	596	22,350
Zensar Technologies Ltd.	3,984	9,557
		69,147
Technology Hardware, Storage & Peripherals - 1.1%
Elecom Co. Ltd.	101	5,058
HP, Inc.	14,362	257,942
		263,000

TOTAL INFORMATION TECHNOLOGY		1,441,336

MATERIALS - 3.3%
Chemicals - 2.1%
Air Water, Inc.	260	3,715
C. Uyemura & Co. Ltd.	447	29,107
Celanese Corp. Class A	49	5,562
Chokwang Paint Ltd.	34	149
Daishin-Chemical Co. Ltd.	603	8,562
Dow, Inc.	27	1,228
Fuso Chemical Co. Ltd.	459	15,679
Isamu Paint Co. Ltd.	52	1,437
Koatsu Gas Kogyo Co. Ltd.	537	3,936
KPX Green Chemical Co. Ltd.	40	135
Kuriyama Holdings Corp.	200	1,085
Nippon Soda Co. Ltd.	300	7,873
NOF Corp.	566	21,272
Nutrien Ltd.	285	11,586
Scientex Bhd	9,237	26,439
T&K Toka Co. Ltd.	597	4,657
Tae Kyung Industrial Co. Ltd.	1,551	6,834
The Mosaic Co.	16,572	306,582
Toho Acetylene Co. Ltd.	509	5,881
Westlake Chemical Corp.	37	2,502
Yara International ASA	1,491	51,930
Yip's Chemical Holdings Ltd.	8,343	2,927
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	3,913	9,492
		528,570
Construction Materials - 0.1%
Ibstock PLC (a)(d)	766	1,594
Mitani Sekisan Co. Ltd.	546	24,625
Yotai Refractories Co. Ltd.	588	4,388
		30,607
Containers & Packaging - 0.5%
AMVIG Holdings Ltd.	48,672	13,561
Mayr-Melnhof Karton AG	344	56,170
Packaging Corp. of America	337	38,583
The Pack Corp.	200	5,620
WestRock Co.	720	27,036
		140,970
Metals & Mining - 0.6%
ArcelorMittal SA Class A unit (a)	618	8,405
Castings PLC	51	211
Chubu Steel Plate Co. Ltd.	862	5,956
CI Resources Ltd.	16	10
CK-SAN-ETSU Co. Ltd.	240	7,861
Compania de Minas Buenaventura SA sponsored ADR	723	8,871
Mount Gibson Iron Ltd.	57,927	27,687
Pacific Metals Co. Ltd.	1,461	22,564
Perenti Global Ltd.	47,049	34,599
Rio Tinto PLC sponsored ADR	232	13,171
St Barbara Ltd.	2,676	5,032
Teck Resources Ltd. Class B (sub. vtg.)	298	3,917
Warrior Metropolitan Coal, Inc.	405	6,075
		144,359

TOTAL MATERIALS		844,506

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	28	3,160
Nisshin Group Holdings Co.	6,162	23,211
		26,371
UTILITIES - 1.8%
Electric Utilities - 1.3%
EVN AG	92	1,468
Exelon Corp.	1,083	43,201
Fjordkraft Holding ASA (d)	818	6,709
Holding Co. ADMIE IPTO SA	17	42
PPL Corp.	10,164	279,510
Public Power Corp. of Greece (a)	17	95
		331,025
Gas Utilities - 0.4%
Busan City Gas Co. Ltd.	227	9,894
China Resource Gas Group Ltd.	3,701	16,040
GAIL India Ltd. (a)	31,764	36,082
Hokuriku Gas Co.	164	4,872
Seoul City Gas Co. Ltd.	228	16,976
Towngas China Co. Ltd.	5,974	2,705
YESCO Co. Ltd.	541	16,836
		103,405
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	1,080	22,820
Water Utilities - 0.0%
Manila Water Co., Inc.	300	86

TOTAL UTILITIES		457,336

TOTAL COMMON STOCKS
(Cost $22,120,285)		23,218,169

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche Automobil Holding SE (Germany)	25	1,339
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Steel Partners Holdings LP Series A, 6.00%	265	4,903
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	63

TOTAL INDUSTRIALS		4,966

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,249	17,718
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	1,093	11,764
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $32,174)		35,787

Money Market Funds - 8.3%
Fidelity Cash Central Fund 0.10% (e)	1,947,780	1,948,169
Fidelity Securities Lending Cash Central Fund 0.11% (e)(f)	138,495	138,509
TOTAL MONEY MARKET FUNDS
(Cost $2,086,678)		2,086,678
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $24,239,137)		25,340,634
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(61,923)
NET ASSETS - 100%		$25,278,711

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,764 or 0.4% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$462
Fidelity Securities Lending Cash Central Fund	406
Total	$868

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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